Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings	$ 3,246	$ 2,993	$ 3,165
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	461	427	393
Amortization of intangible assets	732	623	635
Goodwill and other impairments	170	977	36
Share-based compensation	243	229	205
Sale of inventory stepped up to fair value at acquisition	173	46	0
Deferred income tax (benefit) expense	392	(370)	(206)
Changes in operating assets and liabilities:
Accounts receivable	127	(321)	(175)
Inventories	(297)	(206)	(797)
Accounts payable	94	192	77
Accrued expenses and other liabilities	318	74	516
Income taxes	(145)	(116)	(4)
Other, net	(470)	(306)	(134)
Net cash provided by operating activities	5,044	4,242	3,711
Investing activities
Acquisitions, net of cash acquired	(4,960)	(1,628)	(390)
Proceeds/(Purchases) of short-term investments	750	(750)	0
Purchases of property, plant and equipment	(761)	(755)	(575)
Proceeds from the sale of the Spinal Implants business	165	0	0
Other investing, net	(60)	133	3
Net cash used in investing activities	(4,866)	(3,000)	(962)
Financing activities
Proceeds (payments) on short-term borrowings, net	0	(32)	540
Proceeds from issuance of long-term debt	2,979	3,011	1,241
Payments on long-term debt	(1,400)	(2,039)	(2,058)
Payments of dividends	(1,284)	(1,219)	(1,139)
Cash paid for taxes from withheld shares	(149)	(195)	(155)
Other financing, net	(33)	(51)	(23)
Net cash provided by (used in) financing activities	113	(525)	(1,594)
Effect of exchange rate changes on cash and cash equivalents	68	(36)	(28)
Change in cash and cash equivalents	359	681	1,127
Cash and cash equivalents at beginning of year	3,652	2,971	1,844
Cash and cash equivalents at end of year	4,011	3,652	2,971
Supplemental cash flow disclosure:
Cash paid for income taxes, net of refunds	1,002	989	693
Cash paid for interest on debt	$ 582	$ 396	$ 356